Intangible Assets (Details) - Schedule of Intangible assets - FaZe Clan Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Useful Life		3 years
Gross Carrying Value	$ 1,339,000	$ 1,024,000	$ 901,000
Accumulated Amortization	959,000	587,000
Net Carrying Value	$ 380,000	$ 437,000	780,000
Website Development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years
Gross Carrying Value	$ 191,000	$ 123,000
Accumulated Amortization	58,000	15,000
Net Carrying Value	$ 133,000	$ 108,000
Talent Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years	2 years
Gross Carrying Value	$ 901,000	$ 901,000	$ 901,000
Accumulated Amortization	901,000	572,000
Net Carrying Value		$ 329,000
Intangible assets subject to amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,092,000
Accumulated Amortization	959,000
Net Carrying Value	133,000
Content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	247,000
Accumulated Amortization
Net Carrying Value	$ 247,000